OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Escrow	[1]		$ 1,271
Prepaid expenses		$ 131	49
Income receivable		109	7
Deposit		6	39
Others		72	30
Other accounts receivable and prepaid expenses		$ 318	$ 1,396

[1]	Deposit paid into an escrow account as part of the purchase agreement in connection with Retail Portfolio in Germany transaction (see details in Note 1b(6))